OTHER INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2025
OTHER INCOME (EXPENSES)
Schedule of other income (expenses)

	Year ended December 31
	2025	2024
Foreign exchange gain (loss)	$(185,325)	$224,286
Revaluation of secured notes	—	140,786
Gain on sale of secured notes	55,911	—
Settlement of legal claim (Note 28)	—	(1,750,100)
Part XII.6 tax	(67,143)	(928,769)
Others	2,378	—
	$(194,179)	$(2,313,797)